Segment reporting (Details 3) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 153,851	[1],[2]	$ 2,225	₨ 142,028	[1],[2]	₨ 140,809	[1],[2]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	122,903			114,014		115,409
Gastrointestinal [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	19,250			19,153		21,190
Oncology [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	18,357			16,999		17,054
Cardiovascular [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	15,106			16,501		15,553
Pain Management [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	13,806			12,898		14,323
Central Nervous System [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	15,909			12,509		12,749
Anti-Infective [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	7,073			6,557		7,189
Others [Member] | Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	₨ 33,402			₨ 29,397		₨ 27,351

[1]	Effective July 1, 2017, Goods and Services Tax (“GST”) was introduced in India replacing the excise duty and various other taxes. Following the principles of IFRS 15, “Revenue from Contracts with Customers”, revenue from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2019 are not comparable with those of the previous years presented.
[2]	Revenues for the year ended March 31, 2019 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,785 (as compared to Rs.5,492 and Rs.6,181 for the years ended March 31, 2018 and 2017, respectively).